Basis of Presentation and Summary of Significant Accounting Policies (Tables)	4 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary Of Restatement Of Balance Sheet

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$302,370,589	$—	$302,370,589

Liabilities and stockholders’ equity
Total current liabilities	$1,452,449	$—	$1,452,449
Deferred underwriting commissions	10,500,000	—	10,500,000
Derivative warrant liabilities	—	34,885,000	34,885,000

Total liabilities	11,952,449	34,885,000	46,837,449
Class A common stock, $0.0001 par value; shares subject to possible redemption	285,418,130	(34,885,000)	250,533,130
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	146	349	495
Class B common stock - $0.0001 par value	750	—	750
Additional paid-in-capital	5,628,386	15,584,977	21,213,363
Accumulated deficit	(629,272)	(15,585,326)	(16,214,598)

Total stockholders’ equity	5,000,010	—	5,000,010

Total liabilities and stockholders’ equity	$302,370,589	$—	$302,370,589

Summary Of Restatement Of Statement Of Operations

	For the Period from September 14, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(659,837)	$—	$(659,837)
Other (expense) income:
Gain on marketable securities (net), dividends and interest, held in Trust Account	30,565		30,565
Financing costs - derivative warrant liabilities	—	(700,326)	(700,326)
Loss upon issuance of private placement warrants	—	(7,360,000)	(7,360,000)
Change in fair value of derivative warrant liabilities	—	(7,525,000)	(7,525,000)

Total other (expense) income	30,565	(15,585,326)	(15,554,761)

Net loss	$(629,272)	$(15,585,326)	$(16,214,598)

Basic and Diluted weighted-average Class A common shares outstanding	30,000,000	—	30,000,000

Basic and Diluted net income per Class A common shares	$—	—	$—

Basic and Diluted weighted-average Class B common shares outstanding	7,156,250	—	7,156,250

Basic and Diluted net loss per Class B common shares	$(0.09)	—	$(1.24)

Summary Of Restatement Of Statement Of Cash Flows

	For the Period from September 14, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(629,272)	$(15,585,326)	$(16,214,598)
Adjustment to reconcile net loss to net cash used in operating activities	(3,337)	(15,585,326)	(15,588,663)
Changes in operating assets and liabilities	287,813	—	287,813
Net cash used in operating activities	(344,796)	—	(344,796)
Net cash used in investing activities	(300,000,000)	—	(300,000,000)
Net cash provided by financing activities	301,914,535	—	301,914,535

Net change in cash	$1,569,739	$—	$1,569,739